Property, Plant and Equipment	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
9.
PROPERTY, PLANT AND EQUIPMENT

	Lands, buildings and improvements	Technical equipment and machinery	Factory and office equipment	Construction in progress and prepayments	Total
Cost
September 30, 2022	73,127	66,594	30,612	61,004	231,337
Additions	1,967	1,461	3,376	96,952	103,756
Disposals	(251)	(606)	(1,247)	—	(2,104)
Transfers	93,920	12,080	10,631	(117,113)	(482)
Impact of foreign currency translation	(3,202)	105	(1,210)	(45)	(4,352)
September 30, 2023	165,561	79,634	42,162	40,798	328,155
Additions	6,734	3,307	3,560	50,697	64,298
Disposals	(141)	(607)	(1,231)	(10)	(1,989)
Transfers	2,266	23,551	9,459	(35,276)	—
Impact of foreign currency translation	(317)	—	(215)	(74)	(606)
September 30, 2024	174,103	105,885	53,735	56,135	389,858

Accumulated depreciation
September 30, 2022	(5,904)	(11,800)	(8,625)	—	(26,329)
Depreciation	(4,124)	(9,737)	(7,107)	—	(20,968)
Disposals	219	373	1,171	—	1,763
Transfers	54	—	(54)	—	—
Impact of foreign currency translation	2,505	(103)	1,030	—	3,432
September 30, 2023	(7,250)	(21,267)	(13,585)	—	(42,102)
Depreciation	(8,827)	(12,373)	(8,684)	—	(29,884)
Disposals	139	423	1,180	—	1,742
Impairment	—	(890)	—	—	(890)
Transfers	(9)	—	9	—	—
Impact of foreign currency translation	37	—	82	—	119
September 30, 2024	(15,910)	(34,107)	(20,998)	—	(71,015)

Net book value
September 30, 2023	158,311	58,367	28,577	40,798	286,053
September 30, 2024	158,193	71,778	32,737	56,135	318,843

The additions during the years ended September 30, 2024 and 2023, are mainly related to investments in the production facility in Pasewalk, Germany and the production facility in Arouca, Portugal. The factory in Pasewalk commenced its operations in September 2023.